Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5 – Property and equipment, net

	As of December 31,
	2016	2015
	(in thousands)
Medical equipment	$737	$750
Office furniture and equipment	33	30
Computer software and electronic equipment	62	55
Leasehold improvements	130	123
	962	958
Less - Accumulated depreciation	244	75
Net book value	$718	$883